UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/19

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2019

Semiannual Report

to Shareholders

DWS Strategic High Yield Tax-Free Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
31	Statement of Assets and Liabilities
33	Statement of Operations
34	Statements of Changes in Net Assets

35	Financial Highlights
39	Notes to Financial Statements
49	Information About Your Fund’s Expenses
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
58	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic High Yield Tax-Free Fund

Letter to Shareholders

Dear Shareholder:

Following a very strong year for investors, the outlook remains generally positive for 2020. Continued economic growth along with other healthy macroeconomic conditions, such as employment levels, provide reasons to be confident despite certain potential risks for short-term setbacks. We however do not see greater than usual risk probabilities for a recession or bear-market losses.

Our Americas Chief Investment Officer (“CIO”), David Bianco, says that an economic or a market slump, while not expected, cannot be completely ruled out. We expect monetary policy to remain on hold in both the Eurozone and the U.S., with no further interest rate cuts by either the European Central Bank or the U.S. Federal Reserve. Concerns about economic slowing, soft capital expenditures and manufacturing, excess oil production, technological and geopolitical conflicts, and low interest rates are likely to remain in 2020, with the potential for unexpected flare-ups. Election concerns and political uncertainty will rise in 2020, in our opinion, but will likely be relieved post elections.

Basically, while it would be hard to match the strong returns seen in 2019, our economists are cautiously optimistic. The current cycle has demonstrated unusual staying power.

As always, we encourage you to visit the “Insights” section of our Web site, dws.com. There you will find our Global CIO View and Americas CIO View, which integrate the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This global perspective guides our strategic investment approach.

Thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Strategic High Yield Tax-Free Fund	|	3

Performance Summary	November 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
Unadjusted for Sales Charge	2.58%	8.60%	3.62%	4.80%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.24%	5.62%	3.05%	4.51%
Bloomberg Barclays Municipal Bond Index†	2.39%	8.49%	3.57%	4.34%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.45%	3.77%	4.43%
Adjusted for the Maximum Sales Charge (max 2.75% load)		4.50%	3.19%	4.14%
Bloomberg Barclays Municipal Bond Index†		8.55%	3.66%	4.16%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
Unadjusted for Sales Charge	2.28%	7.79%	2.87%	4.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.28%	7.79%	2.87%	4.02%
Bloomberg Barclays Municipal Bond Index†	2.39%	8.49%	3.57%	4.34%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.74%	3.01%	3.65%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		6.74%	3.01%	3.65%
Bloomberg Barclays Municipal Bond Index†		8.55%	3.66%	4.16%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
No Sales Charges	2.79%	8.96%	3.90%	5.07%
Bloomberg Barclays Municipal Bond Index†	2.39%	8.49%	3.57%	4.34%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
No Sales Charges		7.72%	4.03%	4.69%
Bloomberg Barclays Municipal Bond Index†		8.55%	3.66%	4.16%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/19
No Sales Charges	2.79%	8.96%	3.90%	5.07%
Bloomberg Barclays Municipal Bond Index†	2.39%	8.49%	3.57%	4.34%

Average Annual Total Returns as of 9/30/19 (most recent calendar quarter end)
No Sales Charges		7.72%	4.03%	4.70%
Bloomberg Barclays Municipal Bond Index†		8.55%	3.66%	4.16%

4	|	DWS Strategic High Yield Tax-Free Fund

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2019 are 0.92%, 1.69%, 0.78% and 0.64% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

DWS Strategic High Yield Tax-Free Fund	|	5

†

Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class

Net Asset Value
11/30/19	$12.22	$12.23	$12.24	$12.24
5/31/19	$12.13	$12.13	$12.14	$12.14

Distribution Information as of 11/30/19
Income Dividends, Six Months	$.22	$.18	$.24	$.24
November Income Dividend	$.0361	$.0286	$.0386	$.0387
SEC 30-day Yield‡‡	2.28%	1.61%	2.59%	2.59%
Tax Equivalent Yield‡‡	3.85%	2.72%	4.38%	4.38%
Current Annualized Distribution Rate‡‡	3.60%	2.85%	3.85%	3.86%

‡‡

The SEC yield is net investment income per share earned over the month ended November 30, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.26%, 1.57%, 2.48% and 2.58% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.58%, 2.81%, 3.74% and 3.85% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Strategic High Yield Tax-Free Fund

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	Head of Municipal Bonds.

–	BA, Duke University.

Chad Farrington, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.

–	BS, Montana State University.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

DWS Strategic High Yield Tax-Free Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/19	5/31/19
Revenue Bonds	84%	84%
General Obligation Bonds	8%	7%
Escrow to Maturity/Prerefunded Bonds	5%	6%
Lease Obligations	3%	3%
	100%	100%

Interest Rate Sensitivity	11/30/19	5/31/19
Effective Maturity	6.4 years	6.8 years
Modified Duration	5.3 years	5.4 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/19	5/31/19
AAA	2%	1%
AA	11%	9%
A	25%	25%
BBB	26%	28%
BB	10%	10%
B	1%	2%
CC	1%	0%
D	0%	—
Not Rated	24%	25%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/19	5/31/19
Texas	9%	13%
Illinois	7%	8%
Florida	7%	4%
California	6%	6%
Ohio	5%	5%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

8	|	DWS Strategic High Yield Tax-Free Fund

Investment Portfolio	as of November 30, 2019 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.9%
Alabama 0.4%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	4,846,950

Arizona 3.8%

Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,756,120

Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:

Series C, 144A, 5.0%, 1/1/2049	1,300,000	1,392,924

Series C, 144A, 5.5%, 1/1/2054	2,700,000	2,976,588

Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:

Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,085,880

Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,120,336

Series G, 144A, 5.0%, 7/1/2051	550,000	595,348

Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,090,340

Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2054	2,760,000	2,885,552

Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 5.0%, 1/1/2054	3,000,000	3,345,270

Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	8,000,000	9,982,880

Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	743,882

Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,139,550

Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:

Series B, 144A, 5.0%, 7/1/2049 (a)	840,000	928,402

Series B, 144A, 5.0%, 7/1/2054 (a)	600,000	658,068

Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:

Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,422,476

Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,807,067

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)

Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:

144A, 5.0%, 6/15/2049	410,000	434,338

144A, 5.0%, 6/15/2052	710,000	748,525

Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,903,387

Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:

Series A, 6.25%, 12/1/2042	1,535,000	1,635,803

Series A, 6.25%, 12/1/2046	1,400,000	1,490,244

		43,142,980

California 6.5%

California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,800,000	5,431,920

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:

Series A-1, 5.0%, 6/1/2047	3,800,000	3,909,858

Series A-1, 5.25%, 6/1/2047	2,400,000	2,484,168

California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	13,304,375

California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,315,651

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:

3.875%, 9/1/2049	3,105,000	3,082,396

4.0%, 9/1/2046	4,895,000	4,939,887

California, School Finance Authority Revenue, Inspire Charter Schools, Series B, 144A, 3.0%, 7/15/2020	2,590,000	2,592,616

California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,447,180

California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, 144A, AMT, 7.5%, 12/1/2040	3,000,000	3,131,370

California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project, Series A, 144A, 6.375%, 7/1/2046	2,000,000	2,325,840

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,211,324

The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:

Series A, 5.625%, 10/1/2032	500,000	559,545

Series A, 6.0%, 10/1/2042	1,000,000	1,122,920

Series A, 6.0%, 10/1/2047	1,000,000	1,120,850

California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series C, Zero Coupon, 6/1/2045	20,000,000	2,684,800

California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., “2” Series B-1, 5.0%, 6/1/2048	4,165,000	4,790,416

Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	705,120

Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,182,623

San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,578,477

San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,997,349

		72,918,685

Colorado 4.5%

Colorado, Broadway Station Metropolitan District No. 3, Zero Coupon, 12/1/2049 (a)	2,000,000	1,125,340

Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,059,380

Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,482,298

Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	8,131,160

Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,045,860

Colorado, State Health Facilities Authority Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	5,000,000	5,340,850

Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,742,262

Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:

Series A, 5.0%, 12/1/2033	4,835,000	5,226,973

Series A, 5.0%, 12/1/2035	2,500,000	2,830,175

Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:

Series A, 4.0%, 11/15/2043	6,000,000	6,712,380

Series A, 5.0%, 12/1/2043	1,630,000	1,897,190

Series A, 5.0%, 12/1/2048	2,610,000	3,028,931

Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,027,710

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)

Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,339,933

Denver, CO, Health & Hospital Authority, Certificate of Participation, 5.0%, 12/1/2048	1,170,000	1,377,956

Denver, CO, International Business Center Metropolitan District No.1, Series B, 6.0%, 12/1/2048	775,000	814,099

Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,530,054

		50,712,551

Connecticut 0.7%

Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* PIK	19,513,377	731,752

Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,018,265

Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:

Series A, 144A, 5.0%, 9/1/2046	3,000,000	3,266,220

Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,626,540

Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	960,000	964,762

		7,607,539

District of Columbia 0.6%

District of Columbia, Ingleside Rock Creek Project:

Series A, 5.0%, 7/1/2042	870,000	933,136

Series A, 5.0%, 7/1/2052	1,305,000	1,393,062

District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	800,000	861,072

District of Columbia, Water & Sewer Authority, Public Utility Revenue, Green Bond, Series A, 4.0%, 10/1/2049	3,375,000	3,798,866

		6,986,136

Florida 7.2%

Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	4,165,000	4,522,565

Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044*	2,310,000	2,197,572

Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,026,944

Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	7,500,000	8,070,150

The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%**, 1/1/2049	4,000,000	3,784,920

Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,031,510

Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,407,078

Florida, State Development Finance Corp., Learning Gate Community School Project:

Series A, 5.0%, 2/15/2038	350,000	382,386

Series A, 5.0%, 2/15/2048	1,150,000	1,251,269

Florida, State Development Finance Corp., Solid Waste Water Disposal Revenue, Waste Pro USA, Inc. Project, 144A, AMT, 5.0%, 5/1/2029	1,500,000	1,650,660

Florida, State Higher Educational Facilities Financial Authority Revenue:

4.0%, 10/1/2044	1,395,000	1,482,257

4.0%, 10/1/2049	1,905,000	2,011,642

Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,177,681

Florida, Village Community Development District No. 12, Special Assessment Revenue:

144A, 4.25%, 5/1/2043	2,495,000	2,661,416

144A, 4.375%, 5/1/2050	2,095,000	2,240,121

Florida, Village Community Development District No. 9, Special Assessment Revenue:

5.5%, 5/1/2042	1,285,000	1,360,070

7.0%, 5/1/2041	1,470,000	1,585,469

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project:

Series A, AMT, 4.0%, 10/1/2049	10,000,000	11,054,300

AMT, 5.0%, 11/15/2026	1,500,000	1,623,000

Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:

Series A, 144A, 5.0%, 1/15/2049	825,000	895,092

Series A, 144A, 5.0%, 1/15/2054	850,000	915,161

Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	2,700,000	2,783,376

Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,858,307

Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prere funded, 5.5%, 11/15/2042	3,040,000	3,289,949

Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2029	1,000,000	1,094,070

Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,097,600

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)

Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc., Series B, 4.0%, 5/15/2053	3,000,000	3,090,960

Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:

Series A, 5.0%, 12/1/2044	1,200,000	1,337,856

Series A, 5.0%, 12/1/2055	1,120,000	1,251,208

		81,134,589

Georgia 1.9%

Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,414,000

Atlanta, GA, Tax Allocation, Beltline Project:

Series B, 5.0%, 1/1/2029	3,450,000	4,164,047

Series B, 5.0%, 1/1/2030	1,715,000	2,061,139

Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:

Series A, 5.25%, 8/15/2049	500,000	580,790

Series A, 5.5%, 8/15/2054	1,820,000	2,123,612

Georgia, Brooklyn Development Authority Revenue, Children’s Healthcare, Series A, 4.0%, 7/1/2049	5,000,000	5,548,150

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	2,440,000	2,858,655

		21,750,393

Guam 0.5%

Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,200,576

Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,857,811

Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	941,440

Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,280,184

		5,280,011

Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	2,115,000	2,153,831

Illinois 7.0%

Chicago, IL, Board of Education:

Series A, Zero Coupon, 12/1/2026	1,110,000	912,764

Series A, 5.0%, 12/1/2030	505,000	590,295

Series A, 5.0%, 12/1/2032	965,000	1,120,809

Series A, 5.0%, 12/1/2033	740,000	857,527

Series A, 5.0%, 12/1/2034	290,000	335,188

Series H, 5.0%, 12/1/2036	2,430,000	2,764,368

Chicago, IL, General Obligation:

Series A, 5.0%, 1/1/2044	4,000,000	4,506,160

The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Series A, 5.5%, 1/1/2049	4,605,000	5,441,544

Series B, 7.375%, 1/1/2033	5,000,000	5,990,100

Chicago, IL, O’Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,668,226

Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,377,740

Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	4,435,000	4,637,413

Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	5,435,000	5,237,275

Illinois, State Finance Authority Revenue, Lutheran Communities:

Series A, 5.0%, 11/1/2040 (a)	305,000	326,091

Series A, 5.0%, 11/1/2049 (a)	415,000	436,808

Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,573,898

Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	900,000	27,135

Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	1,545,000	1,665,664

Illinois, State General Obligation:

5.0%, 2/1/2027	6,925,000	7,956,756

Series A, 5.0%, 10/1/2033	4,970,000	5,692,737

Series B, 5.0%, 10/1/2033	3,150,000	3,608,073

5.0%, 1/1/2035	1,800,000	1,992,960

Series A, 5.0%, 5/1/2035	5,000,000	5,676,200

Series A, 5.0%, 12/1/2038	2,890,000	3,243,678

Series A, 5.0%, 12/1/2039	6,210,000	6,955,138

		78,594,547

Indiana 2.4%

Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	4,128,888

Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc. Project:

Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,427,649

Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,924,398

Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,598,600

Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Polyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,335,000	2,358,350

Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,713,600

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)

Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,251,774

		27,403,259

Iowa 0.9%

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:

Series A, 5.0%, 5/15/2043	2,635,000	2,959,632

Series A, 5.0%, 5/15/2047	900,000	997,740

Series A, 5.0%, 5/15/2048	3,535,000	3,956,973

Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,480,850

		10,395,195

Kansas 0.6%

Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,779,270

Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,605,000	1,679,456

		6,458,726

Kentucky 2.3%

Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,852,198

Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, funded, 6.5%, 3/1/2045	11,000,000	11,288,750

Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,175,823

Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:

Series A, 5.0%, 6/1/2045	1,275,000	1,435,586

Series A, 5.25%, 6/1/2041	1,915,000	2,220,328

		25,972,685

Louisiana 0.8%

Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	813,014

Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,144

Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,069,500

Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,003,110

The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,103,720

		9,001,488

Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,638,820

Maryland 1.8%

Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,505,925

Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:

Series A, 5.5%, 1/1/2046	11,080,000	12,938,116

Series A, 6.125%, 1/1/2036	3,250,000	3,527,582

Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,674,200

		20,645,823

Massachusetts 0.3%

Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:

Series B, Zero Coupon, 11/15/2056*	430,598	122,604

144A, 5.125%, 11/15/2046	590,000	667,113

Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Series I, Prerefunded, 7.25%, 1/1/2032	900,000	958,824

Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,000,000	2,056,680

		3,805,221

Michigan 3.2%

Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:

7.0%, 11/15/2038	4,500,000	4,291,515

7.125%, 11/15/2043	1,500,000	1,426,650

144A, 7.5%, 11/15/2044	1,480,000	1,445,694

Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,273,481

Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,083,046

Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,007,775

Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:

Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,075,947

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)

Series C, 5.0%, 7/1/2035	910,000	1,051,696

Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,673,591

		36,329,395

Minnesota 0.7%

Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:

5.0%, 6/1/2048	920,000	969,146

5.0%, 6/1/2053	550,000	577,165

5.25%, 6/1/2058	1,495,000	1,581,919

Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:

Series A, 5.0%, 2/15/2048	1,000,000	1,187,280

Series A, 5.0%, 2/15/2053	2,815,000	3,319,673

		7,635,183

Mississippi 0.8%

Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,047,965

Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%**, 2/1/2036	2,145,000	2,270,783

Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,076,300

		9,395,048

Missouri 1.5%

Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:

Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,434,420

Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,933,757

Lee’s Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:

Series A, 5.0%, 8/15/2042	2,500,000	2,746,825

Series A, 5.0%, 8/15/2046	3,500,000	3,767,575

Series A, 5.25%, 8/15/2039	1,710,000	1,845,483

Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	746,170

Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,355,120

St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,479,818

		17,309,168

The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,094,884

Nevada 0.2%

Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre, Series A, 5.0%, 9/1/2047	1,000,000	1,155,290

Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,500,000	1,229,610

		2,384,900

New Hampshire 1.5%

New Hampshire, National Finance Authority Revenue, The Vista Project:

Series A, 144A, 5.625%, 7/1/2046	2,000,000	2,202,360

Series A, 144A, 5.75%, 7/1/2054	1,000,000	1,099,240

New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:

Series A, 6.625%, 7/1/2031	700,000	737,912

Series A, 6.875%, 7/1/2041	2,825,000	2,972,691

New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,434,794

New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:

Series A, 144A, 6.125%, 7/1/2037	900,000	976,005

Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,915,190

Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,184,775

		16,522,967

New Jersey 4.0%

New Jersey, State Economic Development Authority Revenue:

5.0%, 6/15/2028	450,000	480,442

Series DDD, 5.0%, 6/15/2042	1,385,000	1,550,715

Series BBB, 5.5%, 6/15/2030	8,975,000	10,696,764

New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,645,000	3,655,971

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	1,013,514

New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,863,500

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)

New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,422,640

New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,565,240

New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,050,831

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,526,640

New Jersey, State Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2038	2,000,000	2,115,860

New Jersey, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2046	9,750,000	10,779,795

		44,721,912

New Mexico 0.9%

Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,665,075

New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,765,000	2,858,125

		10,523,200

New York 4.9%

Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:

Series A, 5.25%, 2/15/2047	4,780,000	4,996,008

Series A, Prerefunded, 5.25%, 2/15/2047	220,000	231,068

Series A, 5.75%, 2/15/2047	2,665,000	2,803,020

Series A, Prerefunded, 5.75%, 2/15/2047	125,000	132,031

New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	503,794

New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,120,340

New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	8,000,000	8,839,280

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:

AMT, 5.0%, 1/1/2033	835,000	993,358

AMT, 5.0%, 1/1/2034	835,000	991,462

AMT, 5.0%, 1/1/2036	835,000	986,720

New York, TSASC, Inc.:

Series A, 5.0%, 6/1/2041	595,000	667,114

Series B, 5.0%, 6/1/2045	5,485,000	5,459,934

The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Series B, 5.0%, 6/1/2048	5,305,000	5,265,160

New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,050,212

New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:

Series E-1, 2.8%, 11/1/2034	5,000,000	5,089,500

Series E-1, 3.0%, 11/1/2039	3,000,000	3,031,380

New York, NY, General Obligation, Series A-1, 4.0%, 8/1/2038	5,000,000	5,719,150

Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	2,300,000	2,261,498

		55,141,029

North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	2,125,000	2,342,239

North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,112,300

Ohio 5.3%

Buckeye, OH, Tobacco Settlement Financing Authority:

Series A-2, 5.875%, 6/1/2047	12,100,000	12,162,315

Series A-3, 6.25%, 6/1/2037	6,000,000	6,139,500

Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,712,996

Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	4,480,000	5,166,291

Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,355,967

Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:

5.0%, 1/1/2051	1,270,000	1,401,966

Series A, 5.0%, 1/1/2052	1,000,000	1,118,540

Prerefunded, 6.125%, 1/1/2031	1,505,000	1,577,782

Prerefunded, 6.625%, 1/1/2046	2,500,000	2,645,050

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,088,857

Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:

AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	782,246

AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,367,626

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)

Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,125,100

Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,428,280

		60,072,516

Oklahoma 0.7%

Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:

Series B, 5.5%, 8/15/2052	1,635,000	1,957,438

Series B, 5.5%, 8/15/2057	4,235,000	5,037,914

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,329,477

		8,324,829

Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	216,743

Pennsylvania 3.3%

Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	532,275

Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 5.0%, 1/1/2045 (a)	395,000	429,187

Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	2,235,000	2,567,836

Lancaster County, PA, Hospital Authority, Brethren Village Project:

5.125%, 7/1/2037	900,000	982,188

5.25%, 7/1/2041	900,000	986,445

Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:

Series A, 5.0%, 12/1/2038	415,000	470,373

Series A, 5.0%, 12/1/2048	1,085,000	1,212,791

Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,009,586

Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,420,000	1,445,035

Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2034	8,005,000	9,240,892

The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Pennsylvania, State Turnpike Commission Revenue:

Series A, 5.0%, 12/1/2039	5,000,000	6,098,700

Series A-1, 5.0%, 12/1/2041	20,000	23,012

Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,207,783

Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:

Series A, 5.0%, 7/1/2042	1,365,000	1,512,666

Series A, 5.0%, 7/1/2049	1,590,000	1,749,731

Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,880,270

		37,348,770

Puerto Rico 2.2%

Puerto Rico, Electric Power Authority Revenue:

Series TT, 5.0%, 7/1/2025*	920,000	706,100

Series WW, 5.5%, 7/1/2038*	2,900,000	2,233,000

Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	20,683,000	21,732,662

		24,671,762

Rhode Island 0.6%

Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,646,282

Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,606,163

		6,252,445

South Carolina 3.0%

Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,073,960

Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,078,000	4,083,138

South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,632,584

South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:

5.0%, 4/1/2047	1,800,000	1,952,694

5.0%, 4/1/2052	1,575,000	1,704,607

South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,930,990

South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,462,997

		33,840,970

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)

Tennessee 0.8%

Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,008,072

Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027	6,435,000	7,651,923

		8,659,995

Texas 9.6%

Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:

Zero Coupon, 1/1/2030	5,000,000	3,972,950

Zero Coupon, 1/1/2032	3,500,000	2,595,600

Clifton, TX, Higher Education Finance Corp., Education Revenue:

Series A, 5.75%, 8/15/2038	2,810,000	3,106,455

Series D, 6.125%, 8/15/2048	4,485,000	5,014,589

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:

Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,519,210

Series B, Prerefunded, 7.0%, 1/1/2048	3,000,000	3,519,210

Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,226,419

Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,132,580

Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	13,028,510

Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,476,446

San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,005,200

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,706,623

Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	3,095,029

Texas, Dallas/Fort Worth International Airport Revenue:

Series D, 5.0%, 11/1/2035	2,715,000	2,802,884

Series A, Prerefunded, 5.25%, 11/1/2038	11,000,000	11,410,520

The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,682,719

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,367,945

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	1,820,000	1,998,160

Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	2,000,000	2,117,680

Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	7,179,130

Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	8,520,000	9,915,576

Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,811,499

Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,568,940

Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:

7.0%, 11/1/2030	80,000	83,291

Prerefunded, 7.125%, 11/1/2040	3,580,000	3,768,881

		108,106,046

Utah 0.5%

Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	2,350,000	2,449,663

Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,325,040

		5,774,703

Virginia 1.5%

Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:

5.0%, 1/1/2037	1,000,000	1,124,450

5.0%, 1/1/2046	1,530,000	1,697,489

Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Series A, 5.375%, 9/1/2054	1,500,000	1,568,760

Virginia, Marquis Community Development Authority Revenue:

Series C, Zero Coupon, 9/1/2041	7,906,000	472,937

144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,071,921

Series B, 5.625%, 9/1/2041	5,332,000	3,415,519

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)

Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,097,120

Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:

144A, 5.0%, 9/1/2037	1,400,000	1,571,486

144A, 5.0%, 9/1/2045	2,100,000	2,324,931

Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,812,282

		17,156,895

Washington 2.8%

Clark County, WA, School District No. 37 Vancouver:

4.0%, 12/1/2034	1,500,000	1,742,700

4.0%, 12/1/2035	2,000,000	2,316,500

Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:

5.0%, 12/1/2037	1,025,000	1,035,291

5.0%, 12/1/2046	1,365,000	1,368,999

Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	5,900,000	6,774,439

Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2033	4,000,000	4,782,520

Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,181,200

Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	592,950

Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,841,920

Washington, State Housing Finance Commission, The Hearthstone Project:

Series A, 144A, 5.0%, 7/1/2038	775,000	838,395

Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,853,379

Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,197,562

		31,525,855

West Virginia 0.5%

West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:

6.5%, 10/1/2028*	7,000,000	4,095,000

6.5%, 10/1/2038*	3,000,000	1,755,000

		5,850,000

The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Wisconsin 3.6%

Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:

Series A-1, 5.0%, 7/1/2043	4,000,000	4,405,320

Series B, 5.0%, 7/1/2048	910,000	973,254

Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,722,390

Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:

5.0%, 7/1/2047	2,000,000	2,154,960

5.0%, 7/1/2052	910,000	976,194

Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	552,396

Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,401,050

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:

144A, 5.5%, 5/1/2039	485,000	492,809

144A, 5.75%, 5/1/2054	4,725,000	4,807,121

Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	5,069,402

Wisconsin, Public Finance Authority, Student Housing Revenue, Nevada State College, 144A, 5.0%, 5/1/2055	6,750,000	7,263,810

Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:

5.0%, 6/1/2037	1,110,000	1,200,831

5.0%, 6/1/2041	955,000	1,028,191

Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:

Series A, 5.0%, 9/15/2040	200,000	210,462

Series A, 5.0%, 9/15/2045	270,000	283,146

Series A, 5.0%, 9/15/2050	1,080,000	1,130,641

Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project, Series B, 5.0%, 9/15/2045	1,000,000	1,036,440

		40,708,417

Total Municipal Bonds and Notes (Cost $1,028,659,185)		1,083,471,600

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	27

	Principal Amount ($)	Value ($)

Other Municipal Related 0.0%

Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Escrow:

Series A, 11/15/2048*	1,000,000	10,000

Series A, 11/15/2055*	3,430,000	34,300

Total Other Municipal Related (Cost $0)		44,300

Underlying Municipal Bonds of Inverse Floaters (b) 5.1%
Florida 1.0%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (c)	10,000,000	10,942,825

Trust: Airport Facilities Revenue, Series XM0780, 144A, 10.54%, 9/1/2027, Leverage Factor at purchase date: 4 to 1

Massachusetts 1.6%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 144A, 5.0%, 8/15/2037 (c)	15,000,000	17,625,075

Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 14.72%, 8/15/2033, Leverage Factor at purchase date: 4 to 1

Michigan 1.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 144A, 5.0%, 4/15/2034 (c)	10,000,000	11,727,105

Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 11.244%, 10/15/2023, Leverage Factor at purchase date: 3 to 1

Washington 1.5%
Washington, State General Obligation, Series A-1, 144A, 5.0%, 8/1/2037 (c)	15,000,000	17,512,350

Trust: State General Obligation, Series XM0127, 144A, 14.72%, 8/1/2023, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $55,128,457)		57,807,355

The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)

Open-End Investment Companies 0.7%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.947%***, (Cost $7,704,884)	7,703,409	7,704,175

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,091,492,526)	101.7	1,149,027,430
Floating Rate Notes (b)	(3.2)	(36,670,000)
Other Assets and Liabilities, Net	1.5	17,030,840

Net Assets	100.0	1,129,388,270

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	19,513,377	12,394,576	731,752
Puerto Rico, Electric Power Authority Revenue, Series TT*	5.00%	7/1/2025	920,000	748,806	706,100
Puerto Rico, Electric Power Authority Revenue, Series WW*	5.50%	7/1/2038	2,900,000	2,348,724	2,233,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project*	8.125%	05/15/2044	2,310,000	2,279,474	2,197,572
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems*	6.5%	10/01/2028	7,000,000	6,957,756	4,095,000
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems*	6.5%	10/01/2038	3,000,000	2,929,743	1,755,000
				27,659,079	11,718,424

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Current yield; not a coupon rate.

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	29

(a)	When-issued security.

(b)

Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)

Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,141,323,255	$—	$1,141,323,255
Open-End Investment Companies	7,704,175	—	—	7,704,175
Total	$7,704,175	$1,141,323,255	$—	$1,149,027,430

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities

as of November 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,091,492,526)	$1,149,027,430
Receivable for investments sold	5,946,446
Receivable for Fund shares sold	236,678
Interest receivable	16,695,707
Other assets	91,502
Total assets	1,171,997,763

Liabilities
Payable for investments purchased — when-issued securities	3,882,553
Payable for Fund shares redeemed	389,466
Payable for floating rate notes issued	36,670,000
Distributions payable	694,829
Accrued management fee	297,932
Accrued Trustees’ fees	28,074
Other accrued expenses and payables	646,639
Total liabilities	42,609,493
Net assets, at value	$1,129,388,270

Net Assets Consist of
Distributable earnings (loss)	(14,857,499)
Paid-in capital	1,144,245,769
Net assets, at value	$1,129,388,270

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	31

Statement of Assets and Liabilities as of November 30, 2019 (Unaudited) (continued)

Net Asset Value
Class A

Net Asset Value and redemption price per share ($200,822,152 ÷ 16,427,781 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$12.22

Maximum offering price per share (100 ÷ 97.25 of $12.22)	$12.57
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($40,293,644 ÷ 3,294,075 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$12.23
Class S

Net Asset Value, offering and redemption price per share ($669,695,470 ÷ 54,733,426 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$12.24
Institutional Class

Net Asset Value, offering and redemption price per share ($218,577,004 ÷ 17,856,937 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$12.24

The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic High Yield Tax-Free Fund

Statement of Operations

for the six months ended November 30, 2019 (Unaudited)

Investment Income
Income:

Interest	$26,267,515
Expenses:

Management fee	2,494,420
Administration fee	564,316
Services to shareholders	767,319
Distribution and service fees	469,013
Custodian fee	8,906
Professional fees	50,508
Reports to shareholders	43,493
Registration fees	42,662
Trustees’ fees and expenses	27,450
Interest expense and fees on floating rate notes issued	304,055
Other	63,769
Total expenses before expense reductions	4,835,911
Expense reductions	(672,264)
Total expenses after expense reductions	4,163,647
Net investment income	22,103,868

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	9,722,498
Change in net unrealized appreciation (depreciation) on investments	(1,248,359)
Net gain (loss)	8,474,139
Net increase (decrease) in net assets resulting from operations	$30,578,007

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	33

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019

Operations:

Net investment income (loss)	$22,103,868	$52,638,756
Net realized gain (loss)	9,722,498	(1,486,910)
Change in net unrealized appreciation (depreciation)	(1,248,359)	(6,863,663)
Net increase (decrease) in net assets resulting from operations	30,578,007	44,288,183
Distributions to shareholders:

Class A	(3,620,136)	(8,332,336)
Class C	(644,133)	(2,132,290)
Class S	(13,423,156)	(37,617,161)
Institutional Class	(3,679,629)	(7,235,673)
Total distributions	(21,367,054)	(55,317,460)
Fund share transactions:

Proceeds from shares sold	172,961,244	169,320,537
Reinvestment of distributions	18,106,695	48,737,157
Payments for shares redeemed	(159,305,968)	(794,522,237)
Net increase (decrease) in net assets from Fund share transactions	31,761,971	(576,464,543)
Increase (decrease) in net assets	40,972,924	(587,493,820)
Net assets at beginning of period	1,088,415,346	1,675,909,166

Net assets at end of period	$1,129,388,270	$1,088,415,346

The accompanying notes are an integral part of the financial statements.

34	|	DWS Strategic High Yield Tax-Free Fund

Financial Highlights

	Six Months Ended 11/30/19		Years Ended May 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$12.13		$12.08	$12.27	$12.59	$12.39	$12.49
Income from investment operations:

Net investment income	.22		.46	.44	.49	.56	.56
Net realized and unrealized gain (loss)	.09		.08 [d]	(.19)	(.33)	.20	(.11)
Total from investment operations	.31		.54	.25	.16	.76	.45
Less distributions from:

Net investment income	(.22)		(.46)	(.43)	(.47)	(.55)	(.55)
Net realized gains	—		(.03)	(.01)	(.01)	(.01)	—
Total distributions	(.22)		(.49)	(.44)	(.48)	(.56)	(.55)
Net asset value, end of period	$12.22		$12.13	$12.08	$12.27	$12.59	$12.39
Total Return (%)[a,b]	2.58	**	4.62	2.11	1.29	6.27	3.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	201		195	225	264	361	378
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.97	*	.98	.95	.95	.97	1.00
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.90	*	.91	.91	.93	.91	.93
Ratio of expenses after expense reductions (excluding interest expense) (%)	.85	*	.86	.87	.88	.87	.87
Ratio of net investment income (%)	3.76	*	3.87	3.61	3.93	4.54	4.51
Portfolio turnover rate (%)	18	**	47	34	54	36	29

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

[d]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	35

	Six Months Ended 11/30/19		Years Ended May 31,
Class C	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$12.13		$12.09	$12.28	$12.59	$12.40	$12.50
Income from investment operations:

Net investment income	.18		.37	.35	.39	.47	.47
Net realized and unrealized gain (loss)	.10		.07 [d]	(.19)	(.31)	.19	(.12)
Total from investment operations	.28		.44	.16	.08	.66	.35
Less distributions from:

Net investment income	(.18)		(.37)	(.34)	(.38)	(.46)	(.45)
Net realized gains	—		(.03)	(.01)	(.01)	(.01)	—
Total distributions	(.18)		(.40)	(.35)	(.39)	(.47)	(.45)
Net asset value, end of period	$12.23		$12.13	$12.09	$12.28	$12.59	$12.40
Total Return (%)[a,b]	2.28	**	3.75	1.35	.61	5.40	2.88

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40		52	88	109	138	144
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.75	*	1.75	1.71	1.72	1.73	1.76
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.65	*	1.66	1.66	1.68	1.66	1.68
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.60	*	1.61	1.62	1.63	1.62	1.62
Ratio of net investment income (%)	3.01	*	3.10	2.86	3.18	3.79	3.76
Portfolio turnover rate (%)	18	**	47	34	54	36	29

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

[d]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	DWS Strategic High Yield Tax-Free Fund

	Six Months Ended 11/30/19		Years Ended May 31,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$12.14		$12.09	$12.28	$12.60	$12.40	$12.50
Income from investment operations:

Net investment income	.24		.49	.47	.51	.59	.59
Net realized and unrealized gain (loss)	.10		.08 [c]	(.18)	(.32)	.20	(.11)
Total from investment operations	.34		.57	.29	.19	.79	.48
Less distributions from:

Net investment income	(.24)		(.49)	(.47)	(.50)	(.58)	(.58)
Net realized gains	—		(.03)	(.01)	(.01)	(.01)	—
Total distributions	(.24)		(.52)	(.48)	(.51)	(.59)	(.58)
Net asset value, end of period	$12.24		$12.14	$12.09	$12.28	$12.60	$12.40
Total Return (%)[a]	2.79	**	4.88	2.37	1.55	6.54	3.91

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	670		661	1,204	1,336	873	824
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.81	*	.84	.81	.82	.78	.83
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.65	*	.66	.66	.68	.66	.68
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60	*	.61	.62	.63	.62	.62
Ratio of net investment income (%)	4.00	*	4.07	3.86	4.16	4.79	4.76
Portfolio turnover rate (%)	18	**	47	34	54	36	29

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

[c]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	37

	Six Months Ended 11/30/19		Years Ended May 31,
Institutional Class	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$12.14		$12.10	$12.29	$12.60	$12.40	$12.50
Income from investment operations:

Net investment income	.24		.49	.47	.51	.59	.59
Net realized and unrealized gain (loss)	.10		.07 [c]	(.18)	(.31)	.20	(.11)
Total from investment operations	.34		.56	.29	.20	.79	.48
Less distributions from:

Net investment income	(.24)		(.49)	(.47)	(.50)	(.58)	(.58)
Net realized gains	—		(.03)	(.01)	(.01)	(.01)	—
Total distributions	(.24)		(.52)	(.48)	(.51)	(.59)	(.58)
Net asset value, end of period	$12.24		$12.14	$12.10	$12.29	$12.60	$12.40
Total Return (%)[a]	2.79	**	4.80	2.37	1.64	6.51	3.91

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	219		181	159	250	189	298
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.70	*	.70	.70	.69	.75	.75
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.65	*	.66	.66	.67	.66	.68
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60	*	.61	.62	.62	.62	.62
Ratio of net investment income (%)	4.00	*	4.13	3.86	4.17	4.80	4.76
Portfolio turnover rate (%)	18	**	47	34	54	36	29

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

[c]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

38	|	DWS Strategic High Yield Tax-Free Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic High Yield Tax-Free Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1

DWS Strategic High Yield Tax-Free Fund	|	39

includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an

40	|	DWS Strategic High Yield Tax-Free Fund

inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended

November 30, 2019 was approximately $30,390,000, with a weighted average interest rate of 2.00%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of

DWS Strategic High Yield Tax-Free Fund	|	41

portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. All Fund TOB Trusts are structured to be in compliance with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to pre-Volcker TOB Trust structures. The ultimate impact of the Volcker Rule on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2019, the Fund had net tax basis capital loss carryforwards of approximately $89,469,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($80,823,000) and long-term losses ($8,646,000).

At November 30, 2019, the aggregate cost of investments for federal income tax purposes was $1,050,325,964. The net unrealized appreciation

42	|	DWS Strategic High Yield Tax-Free Fund

for all investments based on tax cost was $62,031,466. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $80,685,514 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $18,654,048.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss, accretion of market discount on debt securities and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date.

DWS Strategic High Yield Tax-Free Fund	|	43

Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $242,515,708 and $209,934,403, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2019, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund’s average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $500 million of such net assets	.420%
Next $500 million of such net assets	.410%
Over $2 billion of such net assets	.400%

Effective October 1, 2019, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund’s average daily net assets	.455%
Next $200 million of such net assets	.405%
Next $500 million of such net assets	.380%
Next $500 million of such net assets	.360%
Next $500 million of such net assets	.350%
Over $2 billion of such net assets	.340%

Accordingly, for the six months ended November 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate rate (exclusive of any applicable waivers/reimbursements) of 0.44% of the Fund’s average daily net assets.

44	|	DWS Strategic High Yield Tax-Free Fund

For the period from June 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

For the six months ended November 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$66,802
Class C	22,834
Class S	537,350
Institutional Class	45,278
$672,264

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2019, the Administration Fee was $564,316, of which $92,372 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2019
Class A	$5,978	$1,593
Class C	1,037	289
Class S	36,722	10,930
Institutional Class	2,501	319
	$46,238	$13,131

DWS Strategic High Yield Tax-Free Fund	|	45

In addition, for the six months ended November 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$76,738
Class C	23,912
Class S	538,935
Institutional Class	54,412
$693,997

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2019
Class C	$167,764	$24,846

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2019	Annualized Rate
Class A	$245,376	$126,384	.25%
Class C	55,873	26,115	.25%
	$301,249	$152,499

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2019, aggregated $2,119.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares

46	|	DWS Strategic High Yield Tax-Free Fund

redeemed for Class C. For the six months ended November 30, 2019, the CDSC for Class C shares aggregated $435. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,858, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month

DWS Strategic High Yield Tax-Free Fund	|	47

LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2019.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,892,820	$23,130,489	3,639,566	$43,195,598
Class C	89,242	1,092,281	227,134	2,696,306
Class S	7,530,314	91,821,037	4,386,636	52,242,475
Institutional Class	4,655,381	56,917,437	5,983,349	71,186,158
		$172,961,244		$169,320,537

Shares issued to shareholders in reinvestment of distributions
Class A	265,671	$3,248,099	627,015	$7,446,044
Class C	42,551	520,432	149,629	1,778,348
Class S	957,561	11,721,150	2,880,155	34,262,491
Institutional Class	213,733	2,617,014	441,779	5,250,274
		$18,106,695		$48,737,157

Shares redeemed
Class A	(1,809,958)	$(22,127,825)	(6,847,825)	$(81,158,110)
Class C	(1,090,995)	(13,333,694)	(3,368,937)	(40,186,127)
Class S	(8,214,759)	(100,434,858)	(52,368,194)	(618,029,838)
Institutional Class	(1,911,035)	(23,409,591)	(4,651,642)	(55,148,162)
		$(159,305,968)		$(794,522,237)

Net increase (decrease)
Class A	348,533	$4,250,763	(2,581,244)	$(30,516,468)
Class C	(959,202)	(11,720,981)	(2,992,174)	(35,711,473)
Class S	273,116	3,107,329	(45,101,403)	(531,524,872)
Institutional Class	2,958,079	36,124,860	1,773,486	21,288,270
		$31,761,971		$(576,464,543)

48	|	DWS Strategic High Yield Tax-Free Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Strategic High Yield Tax-Free Fund	|	49

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/19	$1,025.80	$1,022.80	$1,027.90	$1,027.90
Expenses Paid per $1,000*	$4.56	$8.34	$3.30	$3.30

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/19	$1,020.50	$1,016.75	$1,021.75	$1,021.75
Expenses Paid per $1,000*	$4.55	$8.32	$3.29	$3.29

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund†	.90%	1.65%	.65%	.65%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.05% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

50	|	DWS Strategic High Yield Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Strategic High Yield Tax-Free Fund	|	51

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2018. The Board noted the disappointing investment

52	|	DWS Strategic High Yield Tax-Free Fund

performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that took effect on December 10, 2018, and that further changes to the portfolio management team were made effective June 27, 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.06%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

DWS Strategic High Yield Tax-Free Fund	|	53

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

54	|	DWS Strategic High Yield Tax-Free Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Strategic High Yield Tax-Free Fund	|	55

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS Strategic High Yield Tax-Free Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This wellresourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512

DWS Strategic High Yield Tax-Free Fund	|	57

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

58	|	DWS Strategic High Yield Tax-Free Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS Strategic High Yield Tax-Free Fund	|	59

Notes

Notes

Notes

Notes

DSHYTFF-3

(R-025438-9 1/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2020